SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Disclosure of detailed information about warrants, valuation assumptions [Table Text Block]
Warrants issued	1,452,533
Exercise price	$1.75
Market price	$1.10
Expected term (years)	2.0
Expected share price volatility	63.8%
Average risk-free interest rate	1.83%
Expected dividend yield	-

FAIR VALUE ASSIGNED	$319,000